Consolidated Statements of Comprehensive Loss ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Statement of Comprehensive Income [Abstract]
Net loss attributable to APGL equity shareholders	₨ (1,452,571)	$ (22,399)	₨ (3,027,937)	₨ (1,838,202)
Add: non-controlling interest	(18,924)	(292)	(4,651)	(5,595)
Other comprehensive loss/(gain), net of tax
Foreign currency translation	10,228	158	(5,615)	(3,180)
Unrealized gain on available for sale securities (Net of tax, INR 10,028)	(21,746)	(335)
Total comprehensive loss	(1,483,013)	(22,868)	(3,038,203)	(1,846,977)
Less: total comprehensive loss attributable to non-controlling interest	0	0	0	0
Total comprehensive loss attributable to APGL equity shareholders	₨ (1,483,013)	$ (22,868)	₨ (3,038,203)	₨ (1,846,977)